Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of goodwill

	December 31,	December 31,
(In thousands)	2024	2025
Beginning balance	20,826	—
Goodwill arising from the acquisition (Note 3)	—	38,454
Impairment of goodwill (Notes a and b)	(20,748)	—
Foreign currency translation adjustment	(78)	710
Ending balance	—	39,164

Notes:

(a)	The goodwill impairment of US$20,748,000 was recognized for the year ended December 31, 2024, primarily because the financial performance of the Company’s cloud computing business declined significantly in late 2024, which was assessed to be a sustained trend that has been reflected in the estimated future results from this business in the annual impairment test performed as of December 31, 2024.
(b)	As of December 31, 2025, the goodwill balance was entirely associated with the acquisition of Hupu (Note 3). The Group determined that Hupu constitutes a single reporting unit for purposes of goodwill impairment testing.

The Group performed a quantitative goodwill impairment assessment for the Hupu reporting unit as of December 31, 2025.

The fair value of the Hupu reporting unit was estimated using an income approach, specifically a discounted cash flow (“DCF”) model. The DCF model is based on management’s cash flow projections over a five-year forecast period, with cash flows beyond the forecast period extrapolated using a terminal growth rate. The significant assumptions used in the DCF model include revenue forecast, operating margins, the discount rate, and the terminal growth rate. Revenue projections were developed based on the historical operating performance of Hupu, expected trends in the online advertising market, and management’s expectations regarding user engagement initiatives and business synergies with the Group. Operating margin projections were based on Hupu’s historical cost structure and anticipated operating efficiencies over the forecast period. A weighted average cost of capital (“WACC”) of 19.0% was used as the discount rate, which was estimated using market participant data including an analysis of comparable companies in the technology, media, and telecommunications sector, and reflects the risk profile of the Hupu reporting unit’s expected cash flows. A terminal growth rate of 2.0% was applied, determined with reference to the long-term expected inflation rate in the People’s Republic of China.

Based on the quantitative assessment, the estimated fair value of the Hupu reporting unit exceeded its carrying amount by approximately 7.5% as of December 31, 2025. As the Company’s market capitalization was below its consolidated net book value as of December 31, 2025, management also performed a reconciliation of the aggregate estimated fair values of the Company’s reporting units to the Company’s market capitalization. Based on the results of the impairment test and related reconciliation, the Group concluded that the estimated fair value of the Hupu reporting unit exceeded its carrying amount and no goodwill impairment was recognized for the year ended December 31, 2025.

Given that the estimated fair value of the Hupu reporting unit is not substantially in excess of its carrying amount, the Group performed a sensitivity analysis on the key assumptions used in the DCF model. An increase in the discount rate of 1.5%, with all other assumptions held constant, would result in the estimated fair value being approximately equal to the carrying amount of the reporting unit. Similarly, a reduction in projected revenue growth rates of 2.0% across the forecast period, with all other assumptions held constant, would also result in the estimated fair value approximating the carrying amount. Because the acquisition of Hupu was completed only seven months prior to the impairment testing date, the cash flow projections are based on limited operating history under the Group’s ownership and are subject to inherent uncertainty.

The estimation of fair value requires significant management judgment. Changes in circumstances or in management’s estimates and assumptions, including but not limited to revenue or operating margin underperformance relative to projected results, or unfavorable changes in market-based discount rates, could cause the estimated fair value of the Hupu reporting unit to fall below its carrying amount, and a material goodwill impairment charge may need to be recognized in future periods.

(c)	As of December 31, 2025, the accumulated goodwill impairment was US$20,748,000 (2024: US$20,748,000).